Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Cost
Machinery	55,872	63,714
Electronic equipment	70,491	74,834
Leasehold improvement	124,990	139,249
Furniture and office equipment	13,782	30,935
Motor vehicles	3,515	3,258
Software	8,554	8,464
Total	277,204	320,454
Less: accumulated depreciation	(166,244)	(199,753)
Construction in progress	7,640	27,522
Property and equipment, net	118,600	148,223